Debt - Schedule of Carrying Value and Estimated Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying value
Debt Instrument [Line Items]
Debt	$ 349,692	$ 231,395
Estimated Fair value
Debt Instrument [Line Items]
Debt	$ 349,692	$ 229,763